Guarantor Financial Information	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

30.       Guarantor Financial Information

On June 3, 2016, Shire plc (for purposes of this section, the “Parent Guarantor”) provided full and unconditional, joint and several guarantees of the floating rate senior notes due 2018, 2.0% senior notes due 2018, 2.875% senior notes due 2020, 3.6% senior notes due 2022, 4.0% senior notes due 2025, and 5.25% senior notes due 2045 (collectively, “Baxalta Notes”), of Baxalta Inc. (“Baxalta”), a 100% owned subsidiary of the Company. Amounts related to Baxalta and its subsidiaries are included in the condensed consolidating financial information for periods subsequent to June 3, 2016, the date of the Baxalta acquisition.

Shire Acquisitions Investments Ireland DAC (“SAIIDAC”), a 100% owned subsidiary of the Company, is offering fixed and floating rate senior notes (the “SAIIDAC Notes”). Under the terms of the indenture, Shire plc will provide a full and unconditional, joint and several, guarantee of the SAIIDAC Notes. Amounts related to SAIIDAC are included in the condensed consolidating financial information for periods subsequent to December 21, 2015, its inception date.

In accordance with the requirements of SEC Regulation S-X Rule 3-10 “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered”, the following tables present condensed consolidating financial statements of the two separate guarantee structures of the Baxalta Notes and SAIIDAC Notes, for:

  Shire plc - Parent Guarantor;
  SAIIDAC Subsidiary Issuer - issuer subsidiary of the SAIIDAC Notes; (a)
  Baxalta Subsidiary Issuer - issuer subsidiary of the Baxalta Notes; (b)
  Non-Guarantor Non-Issuer Subsidiaries - presents all other subsidiaries of Parent Guarantor on a combined basis, none of which guarantee the Baxalta Notes or SAIIDAC Notes; (c)
  Non-Guarantor Subsidiaries of SAIIDAC Notes - presents combined Non-Guarantor Non-Issuer Subsidiaries, including Baxalta, under the guarantee structure where SAIIDAC is the subsidiary issuer; (b+c)
  Non-Guarantor Subsidiaries of Baxalta Notes - presents combined Non-Guarantor Non-Issuer Subsidiaries, including SAIIDAC, under the guarantee structure where Baxalta is the subsidiary issuer (a+c); and
  Eliminations - primarily relate to eliminations of investments in subsidiaries and intercompany balances and transactions.

The condensed consolidating financial statements present investments in subsidiaries using the equity method of accounting.

.

	Condensed Consolidating Balance Sheet
(As of December 31, 2015)	Shire Plc. (Parent Guarantor)	SAIIDAC (Subsidiary Issuer)	Baxalta Inc. (Issuer)	Non-Guarantor Non-Issuer Subsidiaries	Non-Guarantor Non-Issuer Subsidiaries of SAIIDAC Notes	Non-Guarantor Subsidiaries of Baxalta Notes	Eliminations	Consolidated
(in millions)

ASSETS
Current assets:
Cash and cash equivalents	$ -	$ -	$ -	$ 135.5	$ 135.5	$ 135.5	$ -	$ 135.5
Restricted cash	-	-	-	86.0	86.0	86.0	-	86.0
Accounts receivable, net	-	-	-	1,201.2	1,201.2	1,201.2	-	1,201.2
Inventories	-	-	-	635.4	635.4	635.4	-	635.4
Prepaid expenses and other current assets	1.9	9.6	-	185.9	185.9	195.5	-	197.4
Intercompany receivables	-	-	-	3,164.9	3,164.9	3,164.9	(3,164.9)	-
Total current assets	1.9	9.6	-	5,408.9	5,408.9	5,418.5	(3,164.9)	2,255.5

Non-current assets:
Investments	14,477.2	-	-	50.8	50.8	50.8	(14,477.2)	50.8
Property, plant and equipment, net	-	-	-	828.1	828.1	828.1	-	828.1
Goodwill	-	-	-	4,147.8	4,147.8	4,147.8	-	4,147.8
Intangible assets, net	-	-	-	9,173.3	9,173.3	9,173.3	-	9,173.3
Other non-current assets	5.3	8.3	-	140.7	140.7	149.0	-	154.3
Total assets	$ 14,484.4	$ 17.9	$ -	$ 19,749.6	$ 19,749.6	$ 19,767.5	$ (17,642.1)	$ 16,609.8

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and accrued expenses	$ 10.0	$ -	$ -	$ 2,040.6	$ 2,040.6	$ 2,040.6	$ -	$ 2,050.6
Short term borrowings	1,500.0	-	-	11.5	11.5	11.5	-	1,511.5
Intercompany payables	3,145.3	19.6	-	-	-	19.6	(3,164.9)	-
Other current liabilities	-	-	-	144.0	144.0	144.0	-	144.0
Total current liabilities	4,655.3	19.6	-	2,196.1	2,196.1	2,215.7	(3,164.9)	3,706.1

Non-current liabilities:
Long term borrowings	-	-	-	69.9	69.9	69.9	-	69.9
Deferred tax liability	-	-	-	2,205.9	2,205.9	2,205.9	-	2,205.9
Other non-current liabilities	-	-	-	798.8	798.8	798.8	-	798.8
Total liabilities	4,655.3	19.6	-	5,270.7	5,270.7	5,290.3	(3,164.9)	6,780.7

Total equity	9,829.1	(1.7)	-	14,478.9	14,478.9	14,477.2	(14,477.2)	9,829.1

Total liabilities and equity	$ 14,484.4	$ 17.9	$ -	$ 19,749.6	$ 19,749.6	$ 19,767.5	$ (17,642.1)	$ 16,609.8

	Condensed Consolidating Balance Sheet
(As of December 31, 2014)	Shire Plc. (Parent Guarantor)	SAIIDAC (Subsidiary Issuer)	Baxalta Inc. (Subsidiary Issuer)	Non-Guarantor Non-Issuer Subsidiaries	Non-Guarantor Subsidiaries of SAIIDAC Notes	Non-Guarantor Subsidiaries of Baxalta Notes	Eliminations	Consolidated
(in millions)

ASSETS
Current assets:
Cash and cash equivalents	$ -	$ -	$ -	$ 2,982.4	$ 2,982.4	$ 2,982.4	$ -	$ 2,982.4
Restricted cash	-	-	-	54.6	54.6	54.6	-	54.6
Accounts receivable, net	-	-	-	1,035.1	1,035.1	1,035.1	-	1,035.1
Inventories	-	-	-	544.8	544.8	544.8	-	544.8
Prepaid expenses and other current assets	5.4	-	-	560.8	560.8	560.8	-	566.2
Intercompany receivables	-	-	-	115.9	115.9	115.9	(115.9)	-
Total current assets	5.4	-	-	5,293.6	5,293.6	5,293.6	(115.9)	5,183.1

Non-current assets:
Investments	9,666.2	-	-	43.7	43.7	43.7	(9,666.2)	43.7
Property, plant and equipment, net	-	-	-	837.5	837.5	837.5	-	837.5
Goodwill	-	-	-	2,474.9	2,474.9	2,474.9	-	2,474.9
Intangible assets, net	-	-	-	4,934.4	4,934.4	4,934.4	-	4,934.4
Other non-current assets	6.7	-	-	151.8	151.8	151.8	-	158.5
Total assets	$ 9,678.3	$ -	$ -	$ 13,735.9	$ 13,735.9	$ 13,735.9	$ (9,782.1)	$ 13,632.1

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and accrued expenses	$ 49.5	$ -	$ -	$ 1,859.9	$ 1,859.9	$ 1,859.9	$ -	$ 1,909.4
Short term borrowings	850.0	-	-	-	-	-	-	850.0
Intercompany payables	115.9	-	-	-	-	-	(115.9)	-
Other current liabilities	-	-	-	262.5	262.5	262.5	-	262.5
Total current liabilities	1,015.4	-	-	2,122.4	2,122.4	2,122.4	(115.9)	3,021.9

Non-current liabilities:
Deferred tax liability	-	-	-	1,210.6	1,210.6	1,210.6	-	1,210.6
Other non-current liabilities	-	-	-	736.7	736.7	736.7	-	736.7
Total liabilities	1,015.4	-	-	4,069.7	4,069.7	4,069.7	(115.9)	4,969.2

Total equity	8,662.9	-	-	9,666.2	9,666.2	9,666.2	(9,666.2)	8,662.9

Total liabilities and equity	$ 9,678.3	$ -	$ -	$ 13,735.9	$ 13,735.9	$ 13,735.9	$ (9,782.1)	$ 13,632.1

	Condensed Consolidating Statement of Income
(for the year ended December 31, 2015)	Shire Plc. (Parent Guarantor)	SAIIDAC (Subsidiary Issuer)	Baxalta Inc. (Subsidiary Issuer)	Non-Guarantor Non-Issuer Subsidiaries	Non-Guarantor Subsidiaries of SAIIDAC Notes	Non-Guarantor Subsidiaries of Baxalta Notes	Eliminations	Consolidated
(in millions)

Revenues:
Product sales	$ -	$ -	$ -	$ 6,099.9	$ 6,099.9	$ 6,099.9	$ -	$ 6,099.9
Royalties & other revenues	-	-	-	316.8	316.8	316.8	-	316.8
Total revenues	-	-	-	6,416.7	6,416.7	6,416.7	-	6,416.7

Costs and expenses:
Cost of sales	-	-	-	969.0	969.0	969.0	-	969.0
Research and development	-	-	-	1,564.0	1,564.0	1,564.0	-	1,564.0
Selling, general and administrative	24.9	-	-	1,816.2	1,816.2	1,816.2	1.4	1,842.5
Integration and acquisition costs	-	-	-	39.8	39.8	39.8	-	39.8
Amortization of acquired intangibles	-	-	-	498.7	498.7	498.7	-	498.7
Other operating expenses	-	-	-	83.2	83.2	83.2	-	83.2
Total operating expenses	24.9	-	-	4,970.9	4,970.9	4,970.9	1.4	4,997.2

Operating (loss)/income from continuing operations	(24.9)	-	-	1,445.8	1,445.8	1,445.8	(1.4)	1,419.5

Interest (expense)/income, net	(63.6)	(1.7)	-	27.9	27.9	26.2	-	(37.4)
Other income, net	0.9	-	-	2.8	2.8	2.8	-	3.7
Total other (expense)/income, net	(62.7)	(1.7)	-	30.7	30.7	29.0	-	(33.7)

(Loss)/income from continuing operations before income taxes and equity in earnings/(losses) of equity method investees	(87.6)	(1.7)	-	1,476.5	1,476.5	1,474.8	(1.4)	1,385.8

Income taxes	2.9	-	-	(49.0)	(49.0)	(49.0)	-	(46.1)
Equity in income/(losses) of equity method investees, net of taxes	1,388.1	-	-	(2.2)	(2.2)	(2.2)	(1,388.1)	(2.2)

Income/(loss) from continuing operations, net of taxes	1,303.4	(1.7)	-	1,425.3	1,425.3	1,423.6	(1,389.5)	1,337.5
Loss from discontinued operations, net of taxes[1]	-	-	-	(34.1)	(34.1)	(34.1)	-	(34.1)
Net income/(loss)	1,303.4	(1.7)	-	1,391.2	1,391.2	1,389.5	(1,389.5)	1,303.4

Comprehensive income/(loss)	$ 1,151.1	$ (1.7)	$ -	$ 1,238.9	$ 1,238.9	$ 1,237.2	$ (1,237.2)	$ 1,151.1

	Condensed Consolidating Statement of Income
(for the year ended December 31, 2014)	Shire Plc. (Parent Guarantor)	SAIIDAC (Subsidiary Issuer)	Baxalta Inc. (Subsidiary Issuer)	Non-Guarantor Non-Issuer Subsidiaries	Non-Guarantor Subsidiaries of SAIIDAC Notes	Non-Guarantor Subsidiaries of Baxalta Notes	Eliminations	Consolidated
(in millions)

Revenues:
Product sales	$ -	$ -	$ -	$ 5,830.4	$ 5,830.4	$ 5,830.4	$ -	$ 5,830.4
Royalties & other revenues	-	-	-	191.7	191.7	191.7	-	191.7
Total revenues	-	-	-	6,022.1	6,022.1	6,022.1	-	6,022.1

Costs and expenses:
Cost of sales	-	-	-	979.3	979.3	979.3	-	979.3
Research and development	-	-	-	1,067.5	1,067.5	1,067.5	-	1,067.5
Selling, general and administrative	109.4	-	-	1,671.2	1,671.2	1,671.2	1.4	1,782.0
Integration and acquisition costs	-	-	-	158.8	158.8	158.8	-	158.8
Amortization of acquired intangibles	-	-	-	243.8	243.8	243.8	-	243.8
Other operating expenses	-	-	-	92.7	92.7	92.7	-	92.7
Total operating expenses	109.4	-	-	4,213.3	4,213.3	4,213.3	1.4	4,324.1

Operating (loss)/income from continuing operations	(109.4)	-	-	1,808.8	1,808.8	1,808.0	(1.4)	1,698.0

Interest (expense)/income, net	(42.8)	-	-	36.7	36.7	36.7	-	(6.1)
Other income/(expense), net	0.3	-	-	8.6	8.6	8.6	-	8.9
Receipt of break fee	1,635.4	-	-	-	-	-	-	1,635.4
Total other income/(expense), net	1,592.9	-	-	45.3	45.3	45.3	-	1,638.2

Income/(loss) from continuing operations before income taxes and equity in earnings /(losses) of equity method investees	1,483.5	-	-	1,854.1	1,854.1	1,854.1	(1.4)	3,336.2

Income taxes	2.2	-	-	(58.3)	(58.3)	(58.3)	-	(56.1)
Equity in income/(losses) of equity method investees, net of taxes	1,919.8	-	-	2.7	2.7	2.7	(1,919.8)	2.7

Income/(loss) from continuing operations, net of taxes	3,405.5	-	-	1,798.5	1,798.5	1,798.5	(1,921.2)	3,282.8
Income from discontinued operations, net of taxes	-	-	-	122.7	122.7	122.7	-	122.7
Net income/(loss)	3,405.5	-	-	1,921.2	1,921.2	1,921.2	(1,921.2)	3,405.5

Comprehensive income/(loss)	$ 3,263.8	$ -	$ -	$ 1,779.5	$ 1,779.5	$ 1,779.5	$ (1,779.5)	$ 3,263.8

	Condensed Consolidating Statement of Income
(for the year ended December 31, 2013)	Shire Plc. (Parent Guarantor)	SAIIDAC (Subsidiary Issuer)	Baxalta Inc. (Subsidiary Issuer)	Non-Guarantor Non-Issuer Subsidiaries	Non-Guarantor Subsidiaries of SAIIDAC Notes	Non-Guarantor Subsidiaries of Baxalta Notes	Eliminations	Consolidated
(in millions)

Revenues:
Product sales	$ -	$ -	$ -	$ 4,757.5	$ 4,757.5	$ 4,757.5	$ -	$ 4,757.5
Royalties & other revenues	-	-	-	176.8	176.8	176.8	-	176.8
Total revenues	-	-	-	4,934.3	4,934.3	4,934.3	-	4,934.3

Costs and expenses:
Cost of sales	-	-	-	670.8	670.8	670.8	-	670.8
Research and development	-	-	-	933.4	933.4	933.4	-	933.4
Selling, general and administrative	26.6	-	-	1,472.9	1,472.9	1,472.9	(0.2)	1,499.3
Integration and acquisition costs	-	-	-	(134.1)	(134.1)	(134.1)	-	(134.1)
Amortization of acquired intangibles	-	-	-	152.0	152.0	152.0	-	152.0
Other operating expenses	-	-	-	79.4	79.4	79.4	-	79.4
Total operating expenses	26.6	-	-	3,174.4	3,174.4	3,174.4	(0.2)	3,200.8

Operating (loss)/income from continuing operations	(26.6)	-	-	1,759.9	1,759.9	1,759.9	0.2	1,733.5

Interest (expense)/income, net	(38.8)	-	-	2.8	2.8	2.8	-	(36.0)
Other (expense)/income, net	0.2	-	-	(4.1)	(4.1)	(4.1)	-	(3.9)
Total other (expense)/income, net	(38.6)	-	-	(1.3)	(1.3)	(1.3)	-	(39.9)

(Loss)/income from continuing operations before income taxes and equity in earnings/(losses) of equity method investees	(65.2)	-	-	1,758.6	1,758.6	1,758.6	0.2	1,693.6

Income taxes	0.6	-	-	(278.5)	(278.5)	(278.5)	-	(277.9)
Equity in income/(losses) of equity method investees, net of taxes	729.7	-	-	3.9	3.9	3.9	(729.7)	3.9

Income/(loss) from continuing operations, net of taxes	665.1	-	-	1,484.0	1,484.0	1,484.0	(729.5)	1,419.6
Loss from discontinued operations, net of taxes[1]	-	-	-	(754.5)	(754.5)	(754.5)	-	(754.5)
Net income/(loss)	665.1	-	-	729.5	729.5	729.5	(729.5)	665.1

Comprehensive income/(loss)	$ 688.4	$ -	$ -	$ 752.8	$ 752.8	$ 752.8	$ (752.8)	$ 688.4

	Condensed Consolidating Statement of Cash Flows
(for the year ended December 31, 2015)	Shire Plc. (Parent Guarantor)	SAIIDAC (Subsidiary Issuer)	Baxalta Inc. (Subsidiary Issuer)	Non-Guarantor Non-Issuer Subsidiaries	Non-Guarantor Subsidiaries of SAIIDAC Notes	Non-Guarantor Subsidiaries of Baxalta Notes	Eliminations	Consolidated
(in millions)

CASH FLOWS FROM OPERATING ACTIVITIES

Net cash (used in)/provided by operating activities	$ (133.5)	$ -	$ -	$ 2,470.5	$ 2,470.5	$ 2,470.5	$ -	$ 2,337.0

CASH FLOWS FROM INVESTING ACTIVITIES:
Transactions with subsidiaries	(3,570.0)	-	-	(3,048.2)	(3,048.2)	(3,048.2)	6,618.2	-
Movements in restricted cash	-	-	-	(32.0)	(32.0)	(32.0)	-	(32.0)
Purchases of businesses, net of cash acquired	-	-	-	(5,553.4)	(5,553.4)	(5,553.4)	-	(5,553.4)
Purchases of non-current investments and PP&E	-	-	-	(124.2)	(124.2)	(124.2)	-	(124.2)
Proceeds from sale of product rights	-	-	-	17.5	17.5	17.5	-	17.5
Other, net	-	-	-	72.2	72.2	72.2	-	72.2
Net cash (used in)/provided by investing activities	(3,570.0)	-	-	(8,668.1)	(8,668.1)	(8,668.1)	6,618.2	(5,619.9)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit, long term and short term borrowings	3,760.0	-	-	0.8	0.8	0.8	-	3,760.8
Repayment of revolving line of credit, long term and short term borrowings	(3,110.0)	-	-	(0.9)	(0.9)	(0.9)	-	(3,110.9)
Proceeds from intercompany borrowings	3,048.2			3,570.0	3,570.0	3,570.0	(6,618.2)	-
Payment of dividend	(6.8)	-	-	(127.6)	(127.6)	(127.6)	-	(134.4)
Excess tax benefit associated with exercise of stock options	-	-	-	32.4	32.4	32.4	-	32.4
Debt issuance costs	(4.5)	-	-	(19.6)	(19.6)	(19.6)	-	(24.1)
Contingent consideration payments	-	-	-	(101.2)	(101.2)	(101.2)	-	(101.2)
Other, net	16.6	-	-	(0.2)	(0.2)	(0.2)	-	16.4
Net cash provided by/(used in) financing activities	3,703.5	-	-	3,353.7	3,353.7	3,353.7	(6,618.2)	439.0

Effect of foreign exchange rate changes on cash and cash equivalents	-	-	-	(3.0)	(3.0)	(3.0)	-	(3.0)

Net decrease in cash and cash equivalents	-	-	-	(2,846.9)	(2,846.9)	(2,846.9)	-	(2,846.9)
Cash and cash equivalents at beginning of period	-	-	-	2,982.4	2,982.4	2,982.4	-	2,982.4
Cash and cash equivalents at end of period	$ -	$ -	$ -	$ 135.5	$ 135.5	$ 135.5	$ -	$ 135.5

	Condensed Consolidating Statement of Cash Flows
(for the year ended December 31, 2014)	Shire Plc. (Parent Guarantor)	SAIIDAC (Subsidiary Issuer)	Baxalta Inc. (Subsidiary Issuer)	Non-Guarantor Non-Issuer Subsidiaries	Non-Guarantor Subsidiaries of SAIIDAC Notes	Non-Guarantor Subsidiaries of Baxalta Notes	Eliminations	Consolidated
(in millions)

CASH FLOWS FROM OPERATING ACTIVITIES

Net cash provided by/(used in) operating activities	$ 1,512.6	$ -	$ -	$ 2,715.8	$ 2,715.8	$ 2,715.8	$ -	$ 4,228.4

CASH FLOWS FROM INVESTING ACTIVITIES:
Transactions with subsidiaries	(1,900.0)	-	-	458.3	458.3	458.3	1,441.7	-
Movements in restricted cash	-	-	-	(32.6)	(32.6)	(32.6)	-	(32.6)
Purchases of businesses, net of cash acquired	-	-	-	(4,104.4)	(4,104.4)	(4,104.4)	-	(4,104.4)
Purchases of non-current investments and PP&E	-	-	-	(100.1)	(100.1)	(100.1)	-	(100.1)
Proceeds from sale of product rights	-	-	-	127.0	127.0	127.0	-	127.0
Other, net	-	-	-	79.5	79.5	79.5	-	79.5
Net cash (used in)/provided by investing activities	(1,900.0)	-	-	(3,572.3)	(3,572.3)	(3,572.3)	1,441.7	(4,030.6)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit, long term and short term borrowings	2,310.0	-	-	0.8	0.8	0.8	-	2,310.8
Repayment of revolving line of credit, long term and short term borrowings	(1,460.0)	-	-	(1.8)	(1.8)	(1.8)	-	(1,461.8)
Proceeds (to)/from intercompany borrowings	(458.3)			1,900.0	1,900.0	1,900.0	(1,441.7)	-
Payment of dividend	(8.9)	-	-	(112.3)	(112.3)	(112.3)	-	(121.2)
Excess tax benefit associated with exercise of stock options	-	-	-	39.7	39.7	39.7	-	39.7
Debt issuance costs	(10.6)	-	-	0.4	0.4	0.4	-	(10.2)
Contingent consideration payments	-	-	-	(15.2)	(15.2)	(15.2)	-	(15.2)
Other, net	15.2	-	-	(202.8)	(202.8)	(202.8)	-	(187.6)
Net cash provided by/(used in) financing activities	387.4	-	-	1,608.8	1,608.8	1,608.8	(1,441.7)	554.5

Effect of foreign exchange rate changes on cash and cash equivalents	-	-	-	(9.3)	(9.3)	(9.3)		(9.3)

Net increase in cash and cash equivalents	-	-	-	743.0	743.0	743.0	-	743.0
Cash and cash equivalents at beginning of period	-	-	-	2,239.4	2,239.4	2,239.4	-	2,239.4
Cash and cash equivalents at end of period	$ -	$ -	$ -	$ 2,982.4	$ 2,982.4	$ 2,982.4	$ -	$ 2,982.4

	Condensed Consolidating Statement of Cash Flows
(for the year ended December 31, 2013)	Shire Plc. (Parent Guarantor)	SAIIDAC (Subsidiary Issuer)	Baxalta Inc. (Subsidiary Issuer)	Non-Guarantor Non-Issuer Subsidiaries	Non-Guarantor Subsidiaries of SAIIDAC Notes	Non-Guarantor Subsidiaries of Baxalta Notes	Eliminations	Consolidated
(in millions)

CASH FLOWS FROM OPERATING ACTIVITIES

Net cash provided by/(used in) operating activities	$ (78.2)	-	-	$ 1,541.2	$ 1,541.2	$ 1,541.2	$ -	$ 1,463.0

CASH FLOWS FROM INVESTING ACTIVITIES:
Movements in restricted cash	-	-	-	(5.3)	(5.3)	(5.3)	-	(5.3)
Purchases of businesses, net of cash acquired	-	-	-	(227.8)	(227.8)	(227.8)	-	(227.8)
Purchases of non-current investments and PP&E	-	-	-	(167.6)	(167.6)	(167.6)	-	(167.6)
Proceeds from sale of product rights	-	-	-	19.2	19.2	19.2	-	19.2
Other, net	-	-	-	20.6	20.6	20.6	-	20.6
Net cash (used in)/provided by investing activities	-	-	-	(360.9)	(360.9)	(360.9)	-	(360.9)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds (to)/from intercompany borrowings	259.8	-	-	(259.8)	(259.8)	(259.8)	-	-
Payment of dividend	(5.7)	-	-	(90.7)	(90.7)	(90.7)	-	(96.4)
Excess tax benefit associated with exercise of stock options	-	-	-	13.4	13.4	13.4	-	13.4
Contingent consideration payments	-	-	-	(14.1)	(14.1)	(14.1)	-	(14.1)
Other, net	(175.9)	-	-	(71.6)	(71.6)	(71.6)	-	(247.5)
Net cash provided by/(used in) financing activities	78.2	-	-	(422.8)	(422.8)	(422.8)	-	(344.6)

Effect of foreign exchange rate changes on cash and cash equivalents	-	-	-	(0.3)	(0.3)	(0.3)	-	(0.3)

Net increase in cash and cash equivalents	-	-	-	757.2	757.2	757.2	-	757.2
Cash and cash equivalents at beginning of period	-	-	-	1,482.2	1,482.2	1,482.2	-	1,482.2
Cash and cash equivalents at end of period	$ -	$ -	$ -	$ 2,239.4	$ 2,239.4	$ 2,239.4	-	$ 2,239.4